Inventories (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories
Raw materials and consumables	$ 794	$ 794	$ 1,024	$ 811
Inventories in process	1,450	1,450	1,208	1,060
Finished goods and goods for resale	646	646	803	463
Inventories	2,890	2,890	3,035	2,334
Cost Of Inventories Recognised As Expense		2,659	2,493	2,644
Inventory write-offs	$ 75	$ 208	$ 109	$ 198